ASSET RETIREMENT OBLIGATIONS	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2021
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

6. ASSET RETIREMENT OBLIGATIONS

The total future asset retirement obligations are based on the Company’s net ownership in wells and facilities, estimated costs to reclaim and abandon the wells and facilities, and the estimated timing of the costs to be incurred in future periods.

Changes to the asset retirement obligations are as follows:

	March 31, 2022	September 30, 2021

Asset retirement obligations, beginning of the year	$552,594	$271,402
Obligations acquired	-	258,726
Obligations derecognized	-	(125,511)
Change in estimates	-	117,921
Accretion expense	16,476	19,907
Foreign exchange movement	-	10,149
	$569,070	$552,594

During the year ended September 30, 2021, the Company derecognized $125,511 in decommissioning obligations as a result of an assignment of certain oil and gas interests. The decommissioning obligations were offset by the decommissioning provision of $112,317 and a gain of $13,194 was netted against the loss realized from the sale of properties.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SIX MONTHS ENDED MARCH 31, 2022

(UNAUDITED)

6. ASSET RETIREMENT OBLIGATIONS

The total future asset retirement obligations are based on the Company’s net ownership in wells and facilities, estimated costs to reclaim and abandon the wells and facilities, and the estimated timing of the costs to be incurred in future periods.

Changes to the asset retirement obligations are as follows:

	June 30, 2022	September 30, 2021

Decommissioning obligations, beginning of the year	$552,594	$271,402
Obligations acquired	-	258,726
Obligations derecognized	-	(125,511)
Change in estimates	-	117,921
Accretion expense	24,714	19,907
Foreign exchange movement	-	10,149
	$577,308	$552,594

During the year ended September 30, 2021, the Company derecognized $125,511 in decommissioning obligations as a result of an assignment of certain oil and gas interests. The decommissioning obligations were offset by the decommissioning provision of $112,317 and a gain of $13,194 was netted against the loss realized from the sale of properties.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NINE MONTHS ENDED JUNE 30, 2022

(UNAUDITED)

6. ASSET RETIREMENT OBLIGATIONS

The total future asset retirement obligations are based on the Company’s net ownership in wells and facilities, estimated costs to reclaim and abandon the wells and facilities, and the estimated timing of the costs to be incurred in future periods.

Changes to the asset retirement obligations are as follows:

	2021	2020

Asset retirement obligations, beginning of the year	$271,402	$1,942,075
Obligations acquired	258,726	-
Obligations derecognized	(125,511)	(116,192)
Change in estimates	117,921	-
Accretion expense	19,907	49,700
Reclassification to liabilities held for sale	-	(1,591,097)
Foreign exchange movement	10,149	(13,084)
	$552,594	$271,402

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2021 AND 2020

6. ASSET RETIREMENT OBLIGATIONS (cont’d…)

During the year ended September 30, 2021, the Company derecognized $125,511 (2020 - $116,192) in asset retirement obligations as a result of an assignment of certain oil and gas interests. The asset retirement obligations were offset by the asset retirement provision of $112,317 (2020 - $105,777) and a gain of $13,194 was netted against the loss realized from the sale of properties (2020 - a gain of $10,415 realized).